Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 37,840	$ 36,242
Costs and expenses
Cost of goods sold	33,188	31,097
Depreciation and amortization	1,419	1,512
Selling, general and administrative	1,660	1,717
Interest expense, net	81	78
Equity income	(89)	(148)
Other expense, net	703	38
Income from operations before income taxes	878	1,948
Income taxes	237	395
Net income	641	1,553
Income attributable to non-controlling interests	(49)	(39)
Net income attributable to Magna International Inc.	$ 592	$ 1,514
Earnings per Common Share:
Basic	$ 2.04	$ 5.04
Diluted	$ 2.03	$ 5
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	290.4	300.6
Diluted	291.2	302.8